Claims Payable - Additional Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Claims Payable.
IBNR	$ 75,108,251	$ 54,472,498
Total incurred claims	416,228,369	295,275,661	$ 418,103,177	$ 119,091,765	$ 79,982,717
Difference between total incurred claims and total medical expenses	$ 43,004,716	$ 52,982,611	$ 67,409,966	$ 22,350,692	$ 12,499,060